Trade and Other Receivables - Activity in Allowance of Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Provision for uncollectible receivables	$ 15,912	$ 5,922
Unbilled revenues and trade receivables
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of the period	1,023	1,642
Provision for uncollectible receivables	2,836	1,355
Write-offs, net of recoveries	(965)
Write-offs, net of recoveries		(1,974)
Balance, end of the period	$ 2,894	$ 1,023